Summary of Financial Information For Closed Block (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Liabilities:
Future policyholder benefits	$ 1,703	$ 1,732
Policyholder funds and accumulated dividends	141	142
Policyholder dividends payable	23	24
Policyholder dividend obligation	113	198
Other policy obligations and liabilities	29	32
Total liabilities	2,009	2,128
Assets:
Fixed maturity securities, available-for-sale	1,320	1,511
Mortgage loans, net of allowance	257	183
Policy loans	157	164
Other assets	93	77
Total assets	1,827	1,935
Excess of reported liabilities over assets	182	193
Portion of above representing other comprehensive income:
(Decrease) increase in unrealized gain on fixed maturity securities, available-for-sale	(92)	45
Adjustment to policyholder dividend obligation	92	(45)
Maximum future earnings to be recognized from assets and liabilities	182	193	204	215
Available-for-Sale Securities
Fair value	1,320	1,511
Amortized cost	1,235	1,334
Shadow policyholder dividend obligation	(85)	(177)
Net unrealized appreciation	$ 0	$ 0